Debt and other liabilities	12 Months Ended
Dec. 31, 2025
Debt and Other Liabilities [Abstract]
Debt and other liabilities
8.
Debt and other liabilities

	December 31, 2025	December 31, 2024
Short-term debt and other liabilities
Short-term debt (8.1)	$102,142,933	$—
Short-term debt to related parties (8.2)	11,973	5,102,211
Ordinary shares payable (8.3)	10,660,000	1,206,609
Convertible debt (8.4)	—	10,288,123
Short term convertible debt to related party (8.5)	—	95,309
Share-based payment liability (8.6)	1,400,000	1,400,000
Convertible promissory notes (8.7)	426,537	6,428,825
Advisors loans (8.8)	—	12,812,366
Long-term debt and other liabilities
Long-term debt (8.1)	50,092,029	—
Total short-term and long-term debt and other liabilities	$164,733,472	$37,333,443

8.1 Short-term and long-term debt

	December 31, 2025	December 31, 2024
Short-term debt
Senior-secured term-loan facility (the "Facility")	$—	$—
Non-Banking Financial Company loan (Prediqt)	107,986	—
Monroe debt	101,540,086	—
Other short-term debt	494,861	—
Total short-term debt	$102,142,933	$—
Long-term debt
Non-Banking Financial Company loan (Prediqt)	$78,454	$—
Crownpeak promissory notes	50,000,000	—
Other long-term debt	13,575	—
Total long-term debt	50,092,029	—

Senior-secured term-loan facility

On January 23, 2025, the Company entered into a senior-secured term-loan facility (the “Facility”) with Joh. Berenberg, Gossler & Co. KG, a financial institution established under the laws of the Federal Republic of Germany (the “Lender”). Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Facility.

The committed amount of the Facility is $30,000,000 (the “Committed Amount”). The Company may draw the Committed Amount, in full but not in part, until February 20, 2025 upon the satisfaction or waiver of certain customary conditions precedent.

Following a draw of the Committed Amount, the Company must repay the Facility in five (5) monthly installments of $6,000,000 beginning on August 15, 2025. If the Company fails to make a scheduled repayment, a 5% fee will be added to the outstanding balance remaining under the Facility. The Company may, in its sole discretion, make prepayments of at least $3,000,000.

The Facility bears no interest. However, the Company will pay a $3,000,000 arrangement fee to the Lender on the earlier of (i) the drawing the Committed Amount and (ii) February 21, 2025. The arrangement fee was deducted from the Committed Amount disbursed to the Company. As set forth in the Facility, the arrangement fee will be reduced in connection with any prepayments made by the Company.

In connection with the Facility, the Company has made certain customary representations and warranties and is required to comply with various covenants, reporting requirements and other customary requirements for similar facilities. The Company has also agreed to repay the Facility in accordance with the amortization schedule described above, beginning on August 15, 2025, and may use the proceeds it receives under or in connection with that certain Second Amended and Restated Standby Equity Purchase Agreement entered with YA II PN, Ltd. on September 6, 2024 to do so. The Second Amended and Restated Standby Equity Purchase Agreement was terminated on December 19, 2025.

The Facility contains customary events of default for similar financing transactions, including, among other things, if a change of control of the Company occurs. At any time after an event of default, the Lender may accelerate and make payable all or part of the Facility. The Facility is governed by the laws of Germany, and the courts of Hamburg have exclusive jurisdiction over any disputes arising out of or in connection with the Facility.

The Lender or its affiliates have in the past provided and may from time to time in the future provide, investment banking and other services to the Company.

The Company has recognized interest expense on the Facility using the effective interest method. In accordance with ASC 470 and ASC 835, the arrangement fee is accounted for as a debt discount and amortized to interest expense over the term of the Facility using the effective interest method. As a result, the Facility has an effective interest rate of approximately 14.2%.

The Company received net cash proceeds of $27.0 million upon issuance and recorded the Facility at its face value of $30.0 million, net of the $3.0 million debt discount. The loan was repaid in installments of $6.0 million beginning on August 15, 2025. Interest expense recognized from the amortization of the debt discount for the year ended December 31, 2025, was $3.0 million. As at December 31, 2025, no amounts remain payable on the Facility.

Prediqt acquisition

As a result of the Prediqt acquisition (Note 4), the Company acquired loans owed to Non-Banking Financial Companies ("NBFCs") in India. These loans carry an interest rate ranging between 17% to 22%. Amounts due within the next 12 months have been classified in short-term debt. Amounts due beyond 12 months have been classified as long-term debt.

Additionally, as part of the Prediqt acquisition, the Company acquired as interest free loans owed to directors of Prediqt. These loans are repayable on demand and presented within "Short-term debt".

Monroe Debt - Crownpeak acquisition

The Company assumed approximately $151.9 million of the aggregate principal amount of outstanding term loans and revolving loans and approximately $1.8 million of accrued and unpaid exit and amendment fees, of which, $50.0 million was paid by the Company at the closing.

In connection with the Crownpeak Acquisition (see Note 4), on December 1, 2025, the Company entered into an amended and restated credit agreement (“A&R Credit Agreement”) with the lenders party thereto and Monroe Capital Management Advisors, LLC which amended and restated in its entirety the prior Crownpeak credit agreement, dated February 28, 2019.

Under the A&R Credit Agreement, the prior Crownpeak credit agreement was amended and restated in full as of December 1, 2025. In connection with the Crownpeak acquisition, $42.5 million of the outstanding term loans and $7.5 million of revolving loans were repaid in full together with accrued interest and fees. All revolving commitments were terminated, and accrued exit and amendment fees were paid. After giving effect to these transactions, the remaining outstanding term loans, of $103.6 million, under the prior facility continued as term loans.

The term loans mature on December 31, 2026. Amounts outstanding bear interest at a rate per annum equal to the Term Secured Overnight Financing Rate (“Term SOFR”) plus an applicable margin of 5.50% per annum. Following certain specified events of default, default interest of an additional 2.00% per annum applies to the applicable interest rate.

The term loans have financial maintenance covenants, including a maximum consolidated leverage ratio for Crownpeak and its subsidiaries, tested quarterly, and a requirement that the Company maintain minimum liquidity of at least $10 million at all times. The A&R Credit Agreement also provides an equity cure right permitting specified equity contributions to cure non-compliance with the financial maintenance covenants, subject to customary limitations and conditions. The Company is in compliance with all debt covenants as of December 31, 2025.

As of December 1, 2025, the term loans have been accounted for as a troubled debt restructuring. No gain has been recognized.

The carrying amount of the short term debt under troubled debt restructuring was as follows:

	December 31, 2025	December 31, 2024
Short term debt under troubled debt restructuring
Short term debt under troubled debt restructuring	$103,679,100	$—
Accrued interest on short term debt under troubled debt restructuring	167,386	—
Debt issuance costs on short term debt under troubled debt restructuring	(2,306,400)	—
Total short term debt under troubled debt restructuring	$101,540,086	$—

Crownpeak promissory notes

In connection with the Crownpeak Acquisition, the purchase consideration composed of the following to be issued by the Company to the Crownpeak Seller: (i) a promissory note in the initial principal amount of $50,000,000, made up of a $20,000,000 tranche (the “First Loan Note”) and a $30,000,000 tranche (the “Second Loan Note” and together with the First Loan Note, the “Loan Notes”); and (ii) 11,127,780 ordinary shares with an approximate value of $31.0 million based on an issuance price of $2.79 per ordinary share.

The Loan Notes will accrue interest at a rate of 10% per annum and are payable in kind or in cash. The First Loan Note matures on April 1, 2027 and the Second Loan Note matures on December 31, 2027.

8.2. Unsecured interest free loans taken from related parties DBLP Sea Cow Ltd are repayable on demand. During the year ended December 31, 2025, the Company settled short-term debt owed to DBLP Sea Cow Ltd. of $5,958,593 by paying cash of $5,148,553 and issuing 800,000 ordinary shares. The shares were issued at their fair value of $2.06 on the date of issuance. The loss on extinguishment of $824,959 with DBLP Sea Cow Ltd, a significant shareholder, was treated as a capital transaction and recorded in additional paid in capital.

8.3 Ordinary shares payable

	December 31, 2025	December 31, 2024
Ordinary shares payable
Techouts acquisition	$8,660,000	$—
Smartpay and Truther acquisition	2,000,000	—
Rights issue	—	1,206,609
Total	$10,660,000	$1,206,609

On May 25, 2023, the Company offered to all existing investors and employees of the Company an advanced subscription agreement for ordinary shares of the Company at a discount from the pre-close equity value of the Company per share (“the Rights Issue”) in connection with its business combination with Armada Acquisition Corp I (refer to note 2.1). The Company issued 11,052,716 ordinary shares in December 2024 to subscribers of the rights issue. On January 24, 2025, the Company issued a further 171,429 ordinary shares to a subscriber of the rights issue to whom they were owed ordinary shares payable as at December 31, 2024. On April 16, 2025, the Company issued 4,150,000 ordinary shares to DBLP Sea Cow Ltd, a related party, to settle the outstanding liability.

Ordinary shares payable as of December 31, 2025 is solely comprised of ordinary shares payable in relation to acquisitions made during the year. See Note 4 for further details.

8.4. On December 17, 2021, the Company and Armada Acquisition Corp I, a special purpose acquisition company (“SPAC”) listed on the Nasdaq Capital Market (“NASDAQ”), and certain other parties entered into a definitive agreement for a business combination that would result in Rezolve becoming a publicly listed company upon completion of the aforementioned transaction. The transaction included a $41 million fully committed private placement of ordinary shares of the combined company (the “PIPE”), $20 million of which has been advanced to Rezolve pursuant to a secured convertible loan note as further described below.

In accordance with the executed subscription agreements, the investors that pre-funded the PIPE entered into an agreement to purchase secured convertible notes of the Company for a total of $20 million. Prior to amending the terms on May 23, 2023 (further below), these notes were due to mature on December 16, 2023, and were redeemable by the noteholder on the occurrence of:

•
On maturity, with interest accrued at 20% per annum, or
•
On redemption, at the principal amount if the Company becomes insolvent, enters into administration, winds up, incurs an event of default, liquidates, or dissolves (except for the purposes of reorganization or amalgamation), with interest accrued unless the loan is converted into ordinary shares.

Immediately prior to an IPO or SPAC transaction, the principal amount and accrued interest is converted into ordinary shares at a 30% discount to the pre-close equity value of the Company.

The interest rate is 20% per annum, and is reduced in the following events to:

•
10% per annum if the IPO or SPAC transaction occurred prior to December 16, 2022, and
•
15% per annum if the IPO or SPAC transaction occurs between December 16, 2022 and June 16, 2023.

Upon the issuance of the notes, the amount pre-funded by each participating investor reduces their remaining respective commitment in the PIPE.

The secured convertible notes has been accounted for as a liability in accordance with ASC 470–20. The Company has adopted ASU 2020-06, and therefore no bifurcation of the beneficial conversion feature has been recorded in equity. Debt discount, comprised of the fair value of the warrants issued to lenders with issuance of the convertible debt aggregating approximately $2.1 million were initially recorded as a reduction to the principal amount of the debt and will be amortized to interest expense on a straight line basis over the contractual terms of the secured convertible loan notes until May 23, 2023. The Company estimated that the difference between amortizing the debt discounts and the issuance costs using the straight line method as compared to using effective interest rate method was immaterial. As noted below, senior secured convertible note has been accounted for as a troubled debt restructuring since May 23, 2023 and as a result the effective interest rate method has been applied prospectively from this date. Debt discount, comprised of the fair value of the warrants issued to lenders with issuance of the convertible debt aggregating approximately $2.1 million were initially recorded as a reduction to the principal amount of the debt and will be amortized to interest expense using the effective interest method.

The Company has not incurred any significant debt issuance costs and has expensed them as incurred.

On May 23, 2023, the Company executed a further amendment to the secured convertible loan notes.

The amendments are as follows:

•
An additional $15,625,000 commitment has been added to the principal amount of the notes, split between a
•
Conversion of accrued interest of $3,000,000 into loan principal. Additionally $1.5m of Loans for no value , plus $1,040,989 of interest foregone giving total of $4,041,989 of total interest capitalized.
•
$1,250,000 of loan principal previously advanced in February 2023
•
$125,000 of loan principal advanced by a director and related party in February 2023
•
An additional $2,750,000 of loan notes to be advanced, and
•
$8,500,000 in notes upon completion of the Demerger, for which no monetary consideration will be received by the Company
•
The maturity date was extended to three years from the date of an IPO or Business Combination, or December 31, 2024 if an IPO or Business Combination with a publicly listed company has not yet occurred by December 31, 2024.
•
The interest rate was reduced to 7.5% per annum from the date that the amendment was executed.
•
Conversion into ordinary shares of the Company is at the option of the investor from any date of an IPO or Business Combination with a publicly listed company.
•
The conversion price has been amended to seventy percent of the lesser of 1) the price per share implied in connection with an IPO or Business Combination with a publicly listed company and 2) the annual volume-weighted average share price of the Company on the last calendar day of each calendar year ending after the date of an IPO or Business Combination with a publicly listed company and prior to the maturity date.
•
Under the May 23, 2023 amendment terms of the secured convertible notes, Rezolve has given certain covenants to the noteholders which remain in force while the convertible notes are outstanding, including that the Rezolve group shall not incur any indebtedness that would rank senior to the secured convertible notes without the prior consent of holders of more than two thirds of the aggregate principal amount of the secured convertible notes outstanding from time to time (“the “Noteholder Majority”); and for so long as one or more of Apeiron Investment Group Ltd and any of their affiliates (including any other person with the prior written consent of Rezolve, not to be unreasonably withheld, delayed or conditioned) holds at least $20,000,000 in aggregate of the principal amount of the Convertible Notes from time to time, the Rezolve group shall not enter into any Extraordinary Transactions (as defined below) without the prior consent of a Noteholder Majority.

The definition of “Extraordinary Transactions” covers the occurrence of (a) making, or permitting any subsidiary to make, any loan or advance to any person unless such person is wholly owned by Rezolve or, in the case of a natural person, is an employee or director of Rezolve and such loan or advance is made in the ordinary course of business under the terms of an employee share or option plan that has been notified to the noteholders; (b) guaranteeing, directly or indirectly, or permitting any subsidiary to guarantee, directly or indirectly, any indebtedness except for trade accounts of Rezolve or any subsidiary arising in the ordinary course of business; (c)

changing the principal business of Rezolve, entering new lines of business, or exiting the current line of business; (d) selling, assigning, licensing, charging, pledging, or encumbering material technology or intellectual property, other than licenses granted in the ordinary course of business (e) entering into any corporate strategic relationship, joint venture, cooperation or other similar agreement, other than in the ordinary course of business; (f) acquiring or disposing of assets (including shares) (x) where the consideration paid or received exceeds 20% of the average market capitalization of Rezolve for the 90 calendar days prior to such M&A (merger or acquisition) transaction (calculated based on the volume-weighted average share price of the Rezolve shares in that period) or (y) other than (A) on arm’s length terms, and (B) for the purpose of promoting the success of Rezolve; (g) amending the Articles of Association of Rezolve in a manner that is adverse to the noteholders; (h) effecting any merger, combination, reorganization, scheme of arrangement, restructuring plan or other similar transaction; and (i) liquidating, dissolving or winding up the affairs of Rezolve.

Upon execution of the amendment the secured convertible notes are then referred to as “the senior secured convertible notes”.

The execution of the senior secured convertible notes has been accounted for as a troubled debt restructuring since May 23, 2023. No gain has been recognized.

The carrying value of the convertible debt as at December 31, 2023 does not include the $8,500,000 of notes issuable upon completion of the Demerger. These were contingent upon completion of the Demerger therefore upon close of the Demerger on July 4, 2024, they were issued. The issuance of the Demerger notes do no result in any further cash to be received by the Company, rather they are treated as interest payable at maturity. The Demerger notes trigger a remeasurement of the senior secured convertible notes and the effective interest rate used to account for the senior secured convertible notes as a troubled debt restructuring.

On December 5, 2024, pursuant to the terms of the Loan Note Instrument, one of the holders of the Senior Secured Convertible Notes converted all of their $8,000,000 outstanding Convertible Notes at a conversion price of $7 per ordinary share. The Company recognized a gain on extinguishment of $1,306,077, equal to the book value of the debt less the fair value of the ordinary shares issued on conversion.

On December 17, 2024, the Company, Apeiron Investment Group Ltd. and Bradley Wickens, the beneficial holders of the majority of Senior Secured Convertible Notes entered into an agreement (the “Agreement”) to amend the Loan Note Instrument (the “Amendment”) and that the beneficial holders shall procure that the registered nominees holding their Convertible Notes provide the necessary consents to the Amendment. Pursuant to the Amendment, the conversion price with respect to approximately $41,892,080 million of outstanding Senior Secured Convertible Notes was revised to equal $2 per ordinary share.

Pursuant to the Agreement, Apeiron Investment Group and Bradley Wickens will also procure that the registered nominees holding $41,512,877 of outstanding Convertible Notes and accrued interest of $1,851,020 (on behalf of Apeiron Investment Group Ltd. and Bradley Wickens) will exercise their option to convert all such outstanding Convertible Notes, at a conversion price of $2 per ordinary share. On December 27, 2024, 10,840,974 ordinary shares were issued to settle $20,756,439 and $925,510 of interest, respectively. On January 15, 2025 and February 13, 2025, respectively, a further 3,009,849 and 7,987,374 ordinary shares were issued to settle $20,756,439 and $925,510 of principle and interest. Debt conversion expense of $20,554,446 was recognized within "Loss on extinguishment" in the Company's Combined Consolidated Statement of Operations in the year ended December 31, 2025.

The carrying amount of the convertible debt under troubled debt restructuring was as follows:

	December 31, 2025	December 31, 2024
Convertible debt
Convertible debt under troubled debt restructuring	$—	$12,103,565
Accrued interest on debt under troubled debt restructuring	—	7,176,741
Discount on convertible debt under troubled debt restructuring	—	(7,401,611)
Debt issuance costs on debt under troubled debt restructuring	—	(1,590,572)
Total convertible debt	$—	$10,288,123
Short term convertible debt to related party		125,000
Accrued interest on convertible debt to related party	—	17,221
Discount on convertible debt to related party	—	(46,912)
Total short term convertible debt to related party	—	95,309
Total convertible debt under troubled debt restructuring	$—	$10,383,432

8.5 Short term convertible debt to a related party of $108,047, included in the Company’s senior secured convertible note includes $125,000 of convertible debt, $22,399 of accrued interest and a debt discount of $39,352.

8.6 On October 7, 2021, the Group acquired Jaymax International Service Inc. (“Jaymax”) (later renamed to “Rezolve Taiwan Limited”). As part of the acquisition of Jaymax, the Company agreed to issue $1,400,000 in Rezolve ordinary shares to Jaymax’s former owner for completion of a 3-year noncompete period which began on the October 7, 2021. The cost of the share-based payment is considered to have vested immediately upon commencement of the non-compete period as the Company’s assumption is that it is more likely than not that the former owner will not breach the non-compete agreement. The share-based payment liability is to be settled by a fixed dollar amount of shares and therefore represents a liability in accordance with ASC 480. At December 31, 2024 and December 31, 2025 the liability is equal its present value of $1,400,000 as the term of the non-compete agreement ended on October 7, 2024. The Company has yet to settle it in ordinary shares as at December 31, 2025.

8.7 Convertible Promissory notes

	December 31, 2025	December 31, 2024
Convertible promissory notes
YA notes	$—	$2,250,245
Convertible promissory notes	426,537	1,146,966
Promissory note from sponsor	—	3,031,614
Total	$426,537	$6,428,825

Yorkville Standby Equity Purchase Agreement (“SEPA”)

On February 2, 2024, the Company obtained an unsecured loan of $2,000,000 from YA II PN, LTD (“Yorkville” or “YA”) with principal amount of $2,500,000. The Yorkville Note was issued at a 20% discount to the principal amount, and has a maturity date falling 6 months from the date of issue (unless extended by Yorkville) subject to acceleration upon the occurrence of an event of default.

The interest rate was agreed at 10.0% per annum from the date the agreement was executed. Interest increases to 18% upon the occurrence of an event of default. Whilst the Yorkville Note is not directly secured, Yorkville is entitled to share recoveries enforced under various debentures granted by Rezolve pursuant to an intercreditor agreement with Apeiron Investment Group Ltd.

The Yorkville Note is convertible into ordinary shares in Rezolve AI plc upon public listing (or if an event of default occurs or the note reaches maturity). Conversion is at the option of the noteholder at a conversion price calculated by reference to the lower of (i) a fixed price of $10 per share or (ii) a variable price based on 90% of the lowest daily volume weighted average ("VWAP") during 10 consecutive trading days immediately prior to conversion provided that such variable price shall not be lower than the floor price of $2 per share.

In connection with the Yorkville note, an additional convertible promissory note (“the Other Promissory notes”) was offered to certain other investors on the same terms as the Yorkville Note. The Other Promissory Notes have a face value of $2,877,319 and were issued at a 20% discount. The interest rate was agreed at 10.0% per annum from the date the agreement was executed. Interest increases to 18% upon the occurrence of an event of default. The Other Promissory notes have a maturity date six months from issue.

The Other Promissory Notes are convertible into ordinary shares in Rezolve AI plc upon public listing (or if an event of default occurs or the note reaches maturity). Conversion is at the option of the noteholder at a conversion price calculated by reference to the lower of (i) a fixed price of $10 per share or (ii) a variable price based on 90% of the lowest daily volume weighted average share price ("VWAP") during 10 consecutive trading days immediately prior to conversion provided that such variable price shall not be lower than the floor price of $2 per share.

On September 6, 2024, Yorkville and the Company amended and restated the Yorkville Note (the “Second A&R YA Agreement”) to incorporate an additional prepaid advance arrangement pursuant to which Yorkville committed to provide the Company with prepaid advances in an aggregate original principal amount of an additional Seven Million Five Hundred Thousand Dollars ($7,500,000), which will be in three tranches, with the first tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) (the "First YA Note") funded upon execution of the Second A&R YA Agreement, the second tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) funded upon filing of the Company’s F-1 registration statement, and the third tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) to be

funded upon the effectiveness of the F-1 registration statement. The Second A&R YA Agreement superseded the YA Agreement. The maturity date of the Yorkville Note and the Other Promissory Notes were extended to September 11th, 2025.

In connection with the Second A&R YA Agreement and upon effectiveness of the F-1 Registration Statement originally filed with U.S. Securities and Exchange Commission on September 6, 2024, and declared effective on November 27, 2024, on November 29, 2024, Rezolve issued YA a promissory note in the principal amount of $2,500,000 (the “Third YA Note”, and together with the First YA Note and Second YA Note, the "YA Notes"), reflecting the third tranche of the prepaid advances. The YA Notes bear interest at an annual rate of 10% of the outstanding principal balance of the YA Notes and mature on September 11, 2025. Under the YA Notes, YA may elect to convert all or part of the amount outstanding under the Note into ordinary shares of Rezolve at the Conversion Price (as defined in the Note), subject to certain limitations. Rezolve has the right to redeem early a portion or all amounts outstanding under the Note upon 10 days written notice upon the occurrence of certain events.

In December 2024, the Company received the Noteholder's request to convert of all of the principal and interest outstanding under the YA Notes. In connection therewith, the Company issued an aggregate of 4,310,208 Ordinary Shares (including in payment of a fee to YA) in December 2024. As of December 31, 2024, $2,705,929 in principal and interest was outstanding, which was subsequently settled in 1,413,946 Ordinary Shares on February 5, 2025, and no further amounts remain outstanding. A loss on extinguishment of $1,496,889 was recognized in the Company's Combined Consolidated Statements of Operations for the year ended December 31, 2025.

Promissory notes

In February 2024, certain persons (including Apeiron Investment Group Ltd and certain related parties of Rezolve) entered into Subscription Agreements to subscribe for the Promissory Notes with a total principal amount of $2,877,319 in consideration for an advance by each subscriber to Rezolve Limited the “Net Investment Amount”.

The Promissory Notes were issued during the course of February, 2024, pursuant to the terms of the Promissory Note Instruments.

With effect from the completion of the Pre-Closing Demerger, the rights and obligations of Rezolve Limited under the Subscription Agreements and the Promissory Note Instruments were novated to Rezolve AI plc.

Pursuant to the Promissory Note Instruments, the Promissory Notes will mature on the date falling 6 months from the date of their issue (or as extended at the option of the noteholder) unless an event of default occurs that triggers an acceleration of the repayment obligation, and bears interest of 10% per annum (except if an event of default has occurred and is continuing, an 18% interest rate will apply). The Promissory Notes are freely transferable in whole or in part, subject to the terms of the Promissory Notes Instrument.

The Promissory Notes are convertible into ordinary shares in Rezolve AI plc. The noteholders may elect to convert all or part of the amount outstanding under their Promissory Note into ordinary shares at the Conversion Price, however subject to the conversion limitation whereby the issue of Ordinary Shares upon conversion would not exceed the Exchange Cap (unless Rezolve shareholders have approved such issuances, or if Rezolve is permitted to follow (and has elected to do so) its home country practices instead of the stockholder approval requirements of Nasdaq Rule 5635).

Rezolve has the right to redeem early a portion or all amounts outstanding under the Promissory Notes pursuant to a Redemption Notice, provided that on the date of the Redemption Notice the VWAP of the ordinary shares in Rezolve AI plc is less than the Promissory Note Conversion Fixed Price. Upon such early redemption of a Promissory Note, and in addition to the principal and interest outstanding, a redemption premium of 10% of the principal amount being redeemed is payable to the noteholder. Upon receipt of a Redemption Notice, the noteholder shall have 10 trading days to elect to convert all or any portion of the Promissory Note.

Following the public listing of the ordinary shares in Rezolve AI plc, if a “Promissory Note Trigger Event” occurs (being where (i) the daily VWAP is less than the Floor Price for five (5) trading days during a period of seven (7) consecutive trading days (the “Promissory Note Floor Price Trigger”), or (ii) Rezolve AI plc has issued in excess of 99% of the ordinary shares available under the Exchange Cap unless Rezolve AI plc shareholders have approved such issuances, or if Rezolve AI plc is permitted to follow (and has elected to do so) its home country practices instead of the stockholder approval requirements of Nasdaq Rule 5635) (the “Promissory Note Exchange Cap Trigger”), then Rezolve AI plc shall make monthly payments equal to 25% of the original principal of such Promissory Note per month (or, if lesser, the then outstanding principal of the Promissory Note) plus a payment premium of 10% of the principal amount being paid, plus any accrued and unpaid interest as of each payment date, with such monthly payment obligation to cease if any time after the date of a Promissory Note Trigger Event, (i) in the event of a Promissory Note Floor Price Trigger, the daily VWAP is greater than 110% of the Floor Price for any 5 of 7 consecutive trading days, or the date Rezolve AI plc reduces the Floor Price (in accordance with its rights to do so under the Promissory Note Instruments), or (ii) in the event of an Exchange Cap Trigger, the date Rezolve AI plc has obtained stockholder approval to increase the number of ordinary shares under the Exchange Cap (or if the Exchange Cap no longer applies), unless a subsequent Promissory Note Trigger Event occurs.

On December 30, 2024, the Company repaid $1,472,231 of principal and interest to noteholders and related persons. As at December 31, 2024, certain noteholders and related parties have agreed to convert an aggregate of $1,189,096 of principal and interest into 425,288 Ordinary Shares. The outstanding balance at December 31, 2025, is $426,537, which the Company intends to settle by conversion into Ordinary Shares.

Cohen & Company Financial Management LLC

On August 14, 2024 Rezolve AI issued a promissory note to pay to Cohen & Company Financial Management LLC (“Cohen”) as an agent for Armada, in the principal sum of $3,144,883 (the “Original Amount”), with the Original Amount, the accrued interest thereon and other amounts due and payable (unless prepaid earlier or converted into shares of common stock) on August 14, 2027 (the “Maturity Date’). The note bears interest at 4.95% per annum. Starting from January 31, 2025, upon Cohen’s request, Rezolve AI shall pay Cohen the principal amount plus all of the accrued interest in increments of 1/18 of the outstanding principal amount (the “Amortization Payment”) on a date determined by Cohen (a “Payment Date”) until the Original Amount has been paid in full prior to or on the Maturity Date or, if earlier, upon acceleration, of prepayment of the note in accordance with the terms of the note. At the option of the Company, the Amortization Payments shall be made in cash or in shares of common stock of Rezolve AI, based on the price described in the promissory note. From and after January 15, 2025, Cohen shall have the right, at Cohen’s sole option, on any business day, to convert at the conversion price described in the note all or any portion of the outstanding principal amount of the note up to an amount described in the note. The promissory note was settled on February 10, 2025 by issuing 1,257,632 ordinary shares, and no further amounts remain outstanding. A loss on extinguishment of $1,066,346 was recognized in the Company's Combined Consolidated Statement of Operations in the year ended December 31, 2025.

8.8 Advisors loans

The Company issued the following promissory notes to financial advisors for fees payable contingent on the close of the Business Combination with Armada:

Northland Securities

On July 30, 2024 the Company issued a promissory note to Northland Securities, Inc. (“Northland”) for an amount of $5,141,250 and agreed to pay interest on the principal amount outstanding from time to time from July 30, 2024 until the note is fully paid, at the rate of 10% per annum, compounded annually. The timing and repayment amounts under the note will depend on the amounts of financing raised by the Company and its direct and indirect parent companies after completion of the Business Combination. If more than (a) $25,000,000 in proceeds is raised while the note is outstanding, 50% of the outstanding principal and all accrued and unpaid interest on the note shall become immediately due and payable and (b) if more than $50,000,000 in gross proceeds is raised, all of the outstanding principal and all accrued and unpaid interest shall become immediately due and payable. In the event that the Company and its direct and indirect parent companies after completion of the Business Combination have less than $20,000,000 in cash, cash equivalents and marketable securities as of December 31, 2024, the Company may, at its option, on or before March 31, 2025, convert all but $1,135,000 into shares of the Company’s common stock at a price of $10.00 per share. In the event the Company and its direct and indirect parent companies after completion of the Business Combination have $20,000,000 or more in cash, cash equivalents and marketable securities as of any time on or prior to December 31, 2025, Northland may, at its option on or prior to June 30, 2026, sell any or all of the shares of the Company’s common stock received pursuant to the prior sentence to the Company at a price of $10.00 per share. The note was entered into in full satisfaction of the cash payments otherwise due to Northland by the Company at the time of closing and which are described above. All of the Company’s obligations under the Note were guaranteed by Rezolve AI plc. The Company settled the promissory note with Northland on January 30, 2025 by issuing 391,681 ordinary shares and paying $3,500,000 in cash. A gain of $1,011,950 was recognized within "Loss on extinguishment" in the Company's Combined Consolidated combined Statement of Operations in the year ended December 31, 2025. No further amounts remain outstanding.

J.V.B. Financial Group

On August 14, 2024 the Company issued a promissory note to J.V.B. Financial Group, LLC (“JVB”) ) for an amount of $7,500,000 and agreed to pay interest on the principal amount outstanding from time to time from August 14, 2024 until the note is fully paid, at the rate of 4.95% per annum. The note is to be repaid in installments of $625,000 (“Amortization Payment”) beginning on January 31, 2025, and on each month end thereafter until December 31, 2025. The Company may, in its sole discretion, elect to pay all or any portion of the Amortization Payment or any interest due and payable on the maturity date in ordinary shares of Rezolve AI, with the number of such shares determined by dividing the Amortization Payment by a price per ordinary share equal to 95% of the arithmetic average of the daily volume weighted average share price ("VWP") for the 5 days ending on the day immediately preceding the due date of the Amortization Payment. The note was entered into in full satisfaction of the cash payments otherwise due to JVB by the Company at the time of closing and which are described above. All of the Company’s obligations under the Note were guaranteed by

Rezolve AI plc. On February 26, 2025, the Company issued 778,165 ordinary shares to settle $2,000,000 of principle outstanding to the JVB promissory note.

The following amounts for advisors loans remain outstanding as of December 31, 2025 :

	December 31, 2025	December 31, 2024
Advisors loans
Northland Securities	$—	$5,491,806
J.V.B Financial Group	—	7,320,560
Total	$—	$12,812,366

8.9 Other

In connection with the closing of the GroupBy acquisition (Note 4), the Company entered into a subscription letter with Western Alliance Bank (“WAB”) pursuant to which the Company agreed to issue to WAB a number of Ordinary Shares which is equal to $12,300,000 in order to settle debt owed by Groupby to WAB. In consideration for the allotment of these Ordinary Shares, WAB irrevocably and unconditionally released and discharged the Company from the obligations owed by the Company to WAB.

The Company issued 5,857,143 Ordinary shares to WAB to settle the debt. The debt was settled in June 2025 upon issuance of 5,857,143 Ordinary shares at $2.10 per share, and a loss on extinguishment of $4,392,858 was recognized in the Company's Combined Consolidated Statement of Operations.

In accordance with the terms of the subscription letter, WAB is to return any money received in excess of $12,300,000 from the subsequent sale of the 5,857,143 Ordinary shares. The receivable (financial asset) due from WAB involve returns that may vary in amount, such that the ultimate payout will depend on the price per Ordinary Share on the day that WAB sells all or part of the 5,857,143 Ordinary Shares. The Company elected to recognize this hybrid financial instrument at fair value with changes in fair value recognized currently in earnings, therefore no bifurcation of any embedded derivatives were required. During the year ended December 31, 2025, the Company recognized gain on revaluation of the financial asset of $5.6 million in the Combined Consolidated Statement of Operations. The receivable was settled in full by December 31, 2025.